Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets - current:
Accrued expenses	$ 1,386	$ 1,186
Product warranty provision	18	13
Allowance for doubtful accounts	51	101
Inventory provision	921	699
Less: Valuation allowance	(2,376)	(1,999)
Net deferred tax assets - current
Deferred tax assets - non-current:
Depreciation and amortization	1,426	270
Net operating loss carry forwards	4,207	5,881
Less: Valuation allowance	(5,633)	(6,151)
Net deferred tax assets non-current